Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 19,286	$ 12,594
Acquisitions		6,536
Currency translations and other	119	156
Ending balance	19,405	19,286
Personal Banking – Canada [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	4,994	1,851
Acquisitions		3,159
Currency translations and other	(25)	(16)
Ending balance	4,969	4,994
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,798	1,791
Currency translations and other	21	7
Ending balance	1,819	1,798
Commercial Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	3,815	793
Acquisitions		3,022
Currency translations and other	(25)
Ending balance	3,790	3,815
Canadian wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	877	593
Acquisitions		283
Currency translations and other	6	1
Ending balance	883	877
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,164	2,016
Acquisitions		72
Currency translations and other	79	76
Ending balance	2,243	2,164
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	3,091	3,080
Currency translations and other	22	11
Ending balance	3,113	3,091
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,198	1,124
Currency translations and other	34	74
Ending balance	1,232	1,198
Investor Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	29	29
Ending balance	29	29
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,208	1,205
Currency translations and other	7	3
Ending balance	$ 1,215	$ 1,208